Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule Intangible Assets and Goodwill

		Intangible
	Goodwill	assets
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(143)
Foreign currency translation	(1)	(1)
Balance as of June 30, 2012	$6,861	$5,441

Schedule of Intangible Assets

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(486)	(47)	$2,429
Non-compete agreement	95	(53)	(1)	$41
Trademarks	2,049	-	(13)	2,036
Technology-related industry accreditations	950	-	(15)	935
Total intangible assets	$6,056	$(539)	$(76)	$5,441